Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.8%)
U.S. Government Securities (6.2%)
	United States Treasury Note/Bond	2.625%	4/15/25	5,500	5,265
	United States Treasury Note/Bond	0.750%	5/31/26	2,000	1,760
	United States Treasury Note/Bond	1.250%	11/30/26	10,100	8,942
	United States Treasury Note/Bond	0.625%	5/15/30	5,000	3,884
	United States Treasury Note/Bond	1.375%	11/15/31	49,000	39,108
	United States Treasury Note/Bond	2.750%	8/15/32	460	412
	United States Treasury Note/Bond	4.375%	2/15/38	80,329	81,659
	United States Treasury Note/Bond	4.500%	5/15/38	89,500	92,157
[1]	United States Treasury Note/Bond	1.125%	8/15/40	79,390	46,964
	United States Treasury Note/Bond	1.375%	11/15/40	50,000	30,875
	United States Treasury Note/Bond	2.250%	5/15/41	3,700	2,667
	United States Treasury Note/Bond	1.750%	8/15/41	950	620
	United States Treasury Note/Bond	3.750%	8/15/41	56,094	51,388
	United States Treasury Note/Bond	2.000%	11/15/41	17,000	11,587
[1]	United States Treasury Note/Bond	2.375%	2/15/42	102,475	74,823
	United States Treasury Note/Bond	3.250%	5/15/42	212,795	179,911
	United States Treasury Note/Bond	3.375%	8/15/42	99,690	86,014
	United States Treasury Note/Bond	3.000%	11/15/44	7,800	6,163
	United States Treasury Note/Bond	3.000%	5/15/47	4,800	3,772
	United States Treasury Note/Bond	2.750%	8/15/47	22,000	16,497
	United States Treasury Note/Bond	3.000%	2/15/48	52,500	41,442
[2]	United States Treasury Note/Bond	2.000%	8/15/51	31,800	20,029
[1,2]	United States Treasury Note/Bond	1.875%	11/15/51	55,500	33,803
	United States Treasury Note/Bond	2.250%	2/15/52	25,000	16,758
	United States Treasury Note/Bond	2.875%	5/15/52	24,500	19,007
	United States Treasury Note/Bond	3.000%	8/15/52	1,769	1,416
	United States Treasury Strip Principal	0.000%	2/15/48	15,000	5,057
					881,980
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	34,643
	Tennessee Valley Authority	4.250%	9/15/65	10,000	8,330
					42,973
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae Pool	2.120%	10/1/36	23,000	17,198
[3,4]	Fannie Mae Pool	2.320%	4/1/36	37,423	27,971
					45,169
Total U.S. Government and Agency Obligations (Cost $1,171,780)					970,122
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	21,675	15,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	21,476
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,283)					37,093
Corporate Bonds (79.3%)
Communications (5.7%)
	Alphabet Inc.	1.900%	8/15/40	33,925	21,512
	Alphabet Inc.	2.250%	8/15/60	17,455	9,544
	America Movil SAB de CV	5.375%	4/4/32	9,100	7,710
	America Movil SAB de CV	4.375%	4/22/49	34,805	27,235
	AT&T Inc.	3.500%	6/1/41	8,800	6,218
	AT&T Inc.	3.650%	6/1/51	13,690	9,124
	AT&T Inc.	3.800%	12/1/57	3,697	2,436
[5]	Cable One Inc.	4.000%	11/15/30	165	134
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	170	153
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	505	468
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	440	367
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	3,500	2,698
[6]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	420	313
[5]	Cogent Communications Group Inc.	7.000%	6/15/27	185	177
	Comcast Corp.	5.650%	6/15/35	17,896	17,624
	Comcast Corp.	6.500%	11/15/35	4,320	4,542
[6]	Comcast Corp.	1.875%	2/20/36	1,400	1,107
	Comcast Corp.	3.200%	7/15/36	16,810	12,790
	Comcast Corp.	3.900%	3/1/38	39,335	31,809
	Comcast Corp.	4.600%	10/15/38	19,518	16,924
	Comcast Corp.	3.250%	11/1/39	12,000	8,706
	Comcast Corp.	3.750%	4/1/40	17,100	13,194
	Comcast Corp.	4.500%	1/15/43	1,184	949
	Comcast Corp.	4.750%	3/1/44	5,045	4,234
	Comcast Corp.	3.400%	7/15/46	14,755	10,071
	Comcast Corp.	4.000%	8/15/47	18,875	14,139
	Comcast Corp.	3.969%	11/1/47	85,688	63,694
	Comcast Corp.	4.000%	3/1/48	12,025	9,016
	Comcast Corp.	4.700%	10/15/48	8,835	7,397
	Comcast Corp.	3.999%	11/1/49	30,176	22,296
	Comcast Corp.	3.450%	2/1/50	8,500	5,741
	Comcast Corp.	2.800%	1/15/51	7,000	4,159
	Comcast Corp.	2.887%	11/1/51	41,693	25,046
	Comcast Corp.	2.450%	8/15/52	2,000	1,092
	Comcast Corp.	4.049%	11/1/52	3,837	2,842
	Comcast Corp.	2.937%	11/1/56	117,626	68,135
	Comcast Corp.	4.950%	10/15/58	1,266	1,067
	Comcast Corp.	2.650%	8/15/62	6,000	3,143
	Comcast Corp.	2.987%	11/1/63	128,190	72,260
[5]	CSC Holdings LLC	5.375%	2/1/28	245	226
[5]	CSC Holdings LLC	4.625%	12/1/30	266	192
[5]	CSC Holdings LLC	3.375%	2/15/31	105	76
[5]	Deutsche Telekom AG	3.625%	1/21/50	3,180	2,107
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	295	265
	Discovery Communications LLC	4.650%	5/15/50	9,000	5,896
[5]	DISH DBS Corp.	5.250%	12/1/26	140	122
[5]	DISH DBS Corp.	5.750%	12/1/28	90	73
	DISH DBS Corp.	5.125%	6/1/29	168	114
	Fox Corp.	5.476%	1/25/39	1,000	858
	Fox Corp.	5.576%	1/25/49	966	806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	45	42
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	120	105
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	180	141
[5]	Level 3 Financing Inc.	4.625%	9/15/27	118	102
[5]	Level 3 Financing Inc.	3.625%	1/15/29	115	88
[5]	Magallanes Inc.	4.279%	3/15/32	30,000	24,245
[5]	Magallanes Inc.	5.050%	3/15/42	5,535	4,047
[5]	Magallanes Inc.	5.141%	3/15/52	19,580	13,708
[5]	Magallanes Inc.	5.391%	3/15/62	10,460	7,294
[5]	Meta Platforms Inc.	4.450%	8/15/52	3,380	2,514
	NBCUniversal Media LLC	4.450%	1/15/43	8,827	7,195
[5]	Netflix Inc.	3.625%	6/15/25	290	276
	Netflix Inc.	4.875%	4/15/28	1,150	1,093
	Netflix Inc.	5.875%	11/15/28	115	114
	Netflix Inc.	6.375%	5/15/29	850	867
[5]	News Corp.	3.875%	5/15/29	340	292
[5]	Nexstar Media Inc.	5.625%	7/15/27	192	181
[5]	Nexstar Media Inc.	4.750%	11/1/28	130	114
	Paramount Global Inc.	4.950%	1/15/31	14,055	12,284
	Paramount Global Inc.	4.200%	5/19/32	6,418	5,139
	Paramount Global Inc.	4.375%	3/15/43	11,065	7,425
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	155	126
[5]	Scripps Escrow Inc.	5.875%	7/15/27	155	140
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	45	40
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	99	91
	Sprint Corp.	7.125%	6/15/24	345	350
	Sprint Corp.	7.625%	3/1/26	400	417
	Telefonica Emisiones SA	4.665%	3/6/38	950	719
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,505
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	1,773
	Time Warner Cable LLC	6.550%	5/1/37	11,975	10,687
	T-Mobile USA Inc.	2.625%	2/15/29	1,542	1,280
	T-Mobile USA Inc.	3.375%	4/15/29	590	511
	T-Mobile USA Inc.	3.000%	2/15/41	3,430	2,303
	T-Mobile USA Inc.	5.800%	9/15/62	14,850	13,623
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	3,838
	TWDC Enterprises 18 Corp.	7.550%	7/15/93	2,512	2,604
[5]	Univision Communications Inc.	7.375%	6/30/30	155	151
[7]	Verizon Communications Inc.	4.750%	10/31/34	200	205
[7]	Verizon Communications Inc.	2.875%	1/15/38	900	735
	Verizon Communications Inc.	4.862%	8/21/46	2,585	2,158
	Verizon Communications Inc.	3.550%	3/22/51	515	348
	Verizon Communications Inc.	3.875%	3/1/52	7,500	5,313
[5]	Videotron Ltd.	3.625%	6/15/29	215	180
[7]	Vodafone Group plc	2.500%	5/24/39	700	518
	Vodafone Group plc	4.125%	6/4/81	1,175	833
[5]	VZ Secured Financing BV	5.000%	1/15/32	170	136
	Walt Disney Co.	6.200%	12/15/34	3,326	3,481
	Walt Disney Co.	6.400%	12/15/35	17,218	18,226
	Walt Disney Co.	6.650%	11/15/37	2,710	2,933
	Walt Disney Co.	4.625%	3/23/40	11,720	10,389
	Walt Disney Co.	3.500%	5/13/40	58,715	44,894
	Walt Disney Co.	4.750%	9/15/44	8,474	7,393
	Walt Disney Co.	2.750%	9/1/49	58,270	36,050
	Walt Disney Co.	3.600%	1/13/51	41,516	30,103
[5]	WMG Acquisition Corp.	3.750%	12/1/29	580	489
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	705	544
					813,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Discretionary (6.0%)
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	252	222
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	203	178
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	21,260
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	9,090
	Alibaba Group Holding Ltd.	4.400%	12/6/57	13,080	7,789
	Amazon.com Inc.	3.875%	8/22/37	42,000	35,723
	Amazon.com Inc.	2.875%	5/12/41	15,845	11,231
	Amazon.com Inc.	4.950%	12/5/44	6,000	5,618
	Amazon.com Inc.	4.050%	8/22/47	100,075	81,378
	Amazon.com Inc.	2.500%	6/3/50	28,720	17,101
	Amazon.com Inc.	3.100%	5/12/51	22,740	15,229
	Amazon.com Inc.	3.950%	4/13/52	5,625	4,413
	Amazon.com Inc.	4.250%	8/22/57	50,347	40,507
	Amazon.com Inc.	2.700%	6/3/60	22,830	12,936
	Amazon.com Inc.	3.250%	5/12/61	16,975	10,905
	Amazon.com Inc.	4.100%	4/13/62	43,035	32,995
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	115	94
[3]	American University	3.672%	4/1/49	2,563	1,844
	Asbury Automotive Group Inc.	4.500%	3/1/28	1,130	980
[5]	Asbury Automotive Group Inc.	5.000%	2/15/32	45	36
	Bath & Body Works Inc.	7.500%	6/15/29	175	166
	Boyd Gaming Corp.	4.750%	12/1/27	315	289
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	168	164
	California Institute of Technology	3.650%	9/1/19	4,242	2,532
[5]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	310	258
[5]	Carnival Corp.	5.750%	3/1/27	460	319
[5]	Carnival Corp.	4.000%	8/1/28	240	194
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	70	71
	Case Western Reserve University	5.405%	6/1/22	1,893	1,597
[5]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	355	353
[5]	Churchill Downs Inc.	5.500%	4/1/27	235	225
[5]	Churchill Downs Inc.	4.750%	1/15/28	288	255
[5]	Clarios Global LP	6.750%	5/15/25	31	31
[5]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	155	152
	Dana Inc.	4.500%	2/15/32	415	316
[3]	Duke University	2.682%	10/1/44	3,100	2,109
[3]	Duke University	2.832%	10/1/55	9,635	5,915
	Ford Foundation	2.815%	6/1/70	11,950	6,484
	Ford Motor Credit Co. LLC	3.815%	11/2/27	195	169
	Ford Motor Credit Co. LLC	2.900%	2/10/29	880	692
	Ford Motor Credit Co. LLC	4.000%	11/13/30	140	113
	Ford Motor Credit Co. LLC	3.625%	6/17/31	315	243
	General Motors Co.	5.150%	4/1/38	1,000	817
	General Motors Co.	5.200%	4/1/45	1,500	1,156
	General Motors Co.	5.400%	4/1/48	1,000	791
	George Washington University	4.300%	9/15/44	2,890	2,332
	Georgetown University	4.315%	4/1/49	14,755	11,301
	Georgetown University	2.943%	4/1/50	18,790	11,000
	Georgetown University	5.215%	10/1/18	5,945	4,776
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	110	95
[5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	105	101
[5]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	125	107
	Home Depot Inc.	5.875%	12/16/36	24,525	25,217
	Home Depot Inc.	3.300%	4/15/40	1,000	749
	Home Depot Inc.	5.400%	9/15/40	947	914
	Home Depot Inc.	5.950%	4/1/41	18,480	18,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.875%	2/15/44	60,115	53,571
	Home Depot Inc.	4.400%	3/15/45	12,900	10,688
	Home Depot Inc.	4.250%	4/1/46	21,515	17,671
	Home Depot Inc.	3.900%	6/15/47	28,950	22,349
	Home Depot Inc.	4.500%	12/6/48	17,825	15,096
	Home Depot Inc.	3.125%	12/15/49	7,950	5,283
	Home Depot Inc.	3.350%	4/15/50	2,000	1,387
	Home Depot Inc.	2.375%	3/15/51	2,500	1,416
	Home Depot Inc.	2.750%	9/15/51	26,130	15,958
	Home Depot Inc.	3.625%	4/15/52	3,120	2,264
	Home Depot Inc.	4.950%	9/15/52	7,750	6,968
	Home Depot Inc.	3.500%	9/15/56	947	646
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	3,609
[5]	International Game Technology plc	6.250%	1/15/27	20	20
	KB Home	7.250%	7/15/30	185	171
	Leland Stanford Junior University	3.647%	5/1/48	16,833	13,096
[5]	Lithia Motors Inc.	4.625%	12/15/27	600	541
[5]	Lithia Motors Inc.	3.875%	6/1/29	558	452
[5]	Lithia Motors Inc.	4.375%	1/15/31	500	407
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	28
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	335	333
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	10	9
	Lowe's Cos. Inc.	4.450%	4/1/62	17,510	12,767
	Lowe's Cos. Inc.	5.800%	9/15/62	14,375	12,870
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	21,089
[5]	Mattel Inc.	3.375%	4/1/26	110	101
[5]	Mattel Inc.	5.875%	12/15/27	120	117
[6]	McDonald's Corp.	3.750%	5/31/38	1,100	1,045
[5]	Meritage Homes Corp.	3.875%	4/15/29	1,000	811
[5]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	85	66
[5]	NCL Corp Ltd.	7.750%	2/15/29	75	60
[5]	NCL Corp. Ltd.	5.875%	2/15/27	135	121
	Newell Brands Inc.	4.450%	4/1/26	20	19
	Newell Brands Inc.	6.375%	9/15/27	20	20
	Newell Brands Inc.	6.625%	9/15/29	45	44
	NIKE Inc.	3.625%	5/1/43	30,604	23,730
	NIKE Inc.	3.375%	11/1/46	19,180	13,969
[3]	Northeastern University	2.894%	10/1/50	17,647	10,805
[5]	Penn National Gaming Inc.	5.625%	1/15/27	45	41
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	2,566
[5]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	4,205
	President and Fellows of Harvard College	4.875%	10/15/40	750	713
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	12,511
	President and Fellows of Harvard College	3.745%	11/15/52	31,590	24,622
	Rockefeller Foundation	2.492%	10/1/50	36,482	21,417
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	21	23
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	36	36
[5]	Studio City Co. Ltd.	7.000%	2/15/27	105	84
	Thomas Jefferson University	3.847%	11/1/57	24,350	16,344
	Trustees of Princeton University	4.201%	3/1/52	18,865	15,980
	Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	12,177
[3]	University of Chicago	2.761%	4/1/45	11,735	8,405
[3]	University of Chicago	2.547%	4/1/50	8,120	5,106
	University of Chicago	3.000%	10/1/52	5,695	3,771
	University of Miami	4.063%	4/1/52	12,840	9,811
[5]	Vail Resorts Inc.	6.250%	5/15/25	595	592
	Washington University	4.349%	4/15/22	1,830	1,301
[5]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	23,778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	480	422
[5]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.750%	4/15/25	185	180
	Yale University	2.402%	4/15/50	19,845	11,807
					855,828
Consumer Staples (3.6%)
	Altria Group Inc.	5.800%	2/14/39	2,250	1,904
	Altria Group Inc.	3.400%	2/4/41	3,750	2,285
	Altria Group Inc.	4.450%	5/6/50	1,130	724
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	420
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	2,000	1,807
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	8,000	6,940
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,000	1,667
[6]	Anheuser-Busch InBev SA NV	2.850%	5/25/37	700	591
[7]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	900	814
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,000	2,557
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	14,726
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	4,283	3,586
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	32,000	30,194
	Archer-Daniels-Midland Co.	4.500%	3/15/49	18,749	16,298
	Archer-Daniels-Midland Co.	2.700%	9/15/51	21,850	13,694
	BAT Capital Corp.	4.390%	8/15/37	1,375	997
	BAT Capital Corp.	4.540%	8/15/47	1,535	994
[5]	Cargill Inc.	4.760%	11/23/45	20,000	17,099
[5]	Cargill Inc.	3.125%	5/25/51	13,715	8,859
[5]	Cargill Inc.	4.375%	4/22/52	6,210	5,048
[7]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	1,600	1,320
	Coca-Cola Co.	2.875%	5/5/41	15,925	11,431
	Coca-Cola Co.	2.600%	6/1/50	30,500	19,362
	Coca-Cola Co.	3.000%	3/5/51	47,160	32,228
	Coca-Cola Co.	2.500%	3/15/51	25,665	15,726
	Constellation Brands Inc.	5.250%	11/15/48	2,500	2,145
	Diageo Capital plc	5.500%	1/24/33	14,755	14,892
[6]	Diageo Finance plc	2.750%	6/8/38	1,300	1,114
[5]	Energizer Holdings Inc.	4.750%	6/15/28	310	258
[5]	Energizer Holdings Inc.	4.375%	3/31/29	300	243
	Hershey Co.	3.125%	11/15/49	25,500	17,252
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	785
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	9,808
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,150	1,788
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	235	220
[5]	Nestle Holdings Inc.	3.900%	9/24/38	39,785	33,423
[5]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	18,642
[6]	Pepsico Inc.	3.550%	7/22/34	500	504
	Pepsico Inc.	4.200%	7/18/52	6,860	5,854
	PepsiCo Inc.	4.450%	4/14/46	4,784	4,224
	PepsiCo Inc.	4.000%	5/2/47	3,250	2,669
	PepsiCo Inc.	3.375%	7/29/49	2,944	2,167
	PepsiCo Inc.	2.750%	10/21/51	26,470	17,202
[5]	Performance Food Group Inc.	6.875%	5/1/25	80	80
[5]	Performance Food Group Inc.	5.500%	10/15/27	245	233
[5]	Performance Food Group Inc.	4.250%	8/1/29	40	34
	Philip Morris International Inc.	6.375%	5/16/38	14,871	13,868
	Philip Morris International Inc.	4.375%	11/15/41	4,890	3,534
	Philip Morris International Inc.	3.875%	8/21/42	1,750	1,160
	Philip Morris International Inc.	4.125%	3/4/43	17,345	11,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.875%	11/15/43	9,345	7,184
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,389
[5]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	21,176
	Target Corp.	2.950%	1/15/52	32,895	21,319
	Unilever Capital Corp.	2.625%	8/12/51	11,112	6,710
	Walmart Inc.	3.950%	6/28/38	24,957	21,787
	Walmart Inc.	5.625%	4/1/40	1,840	1,899
	Walmart Inc.	5.625%	4/15/41	3,695	3,811
	Walmart Inc.	2.500%	9/22/41	18,885	12,990
	Walmart Inc.	4.000%	4/11/43	1,326	1,111
	Walmart Inc.	3.625%	12/15/47	13,145	10,255
	Walmart Inc.	2.950%	9/24/49	3,758	2,567
	Walmart Inc.	2.650%	9/22/51	10,360	6,670
	Walmart Inc.	4.500%	9/9/52	24,600	21,897
					515,957
Energy (5.4%)
[5]	Antero Resources Corp.	5.375%	3/1/30	150	139
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,500	1,814
[6]	BG Energy Capital plc	5.000%	11/4/36	800	839
[5]	Bonanza Creek Energy Inc.	5.000%	10/15/26	115	106
	BP Capital Markets America Inc.	3.060%	6/17/41	25,555	17,894
	BP Capital Markets America Inc.	3.000%	2/24/50	2,000	1,264
	BP Capital Markets America Inc.	2.772%	11/10/50	37,140	22,359
	BP Capital Markets America Inc.	2.939%	6/4/51	54,570	33,702
	BP Capital Markets America Inc.	3.001%	3/17/52	26,280	16,340
	BP Capital Markets America Inc.	3.379%	2/8/61	52,075	33,149
	Burlington Resources LLC	5.950%	10/15/36	2,000	1,988
[5]	Cameron LNG LLC	3.701%	1/15/39	1,300	978
	Cenovus Energy Inc.	5.400%	6/15/47	1,800	1,535
	Cheniere Energy Inc.	4.625%	10/15/28	145	134
	Cheniere Energy Partners LP	4.000%	3/1/31	170	143
	Cheniere Energy Partners LP	3.250%	1/31/32	115	89
	Chevron Corp.	3.078%	5/11/50	19,305	13,205
	Chevron USA Inc.	2.343%	8/12/50	3,620	2,144
	CNX Resources Corp.	7.375%	1/15/31	65	64
[5]	Colgate Energy Partners III LLC	7.750%	2/15/26	120	120
[5]	Colgate Energy Partners III LLC	5.875%	7/1/29	285	266
	ConocoPhillips	5.900%	10/15/32	3,301	3,424
	ConocoPhillips Co.	3.758%	3/15/42	14,700	11,481
	ConocoPhillips Co.	4.300%	11/15/44	9,878	8,145
	ConocoPhillips Co.	3.800%	3/15/52	41,665	31,193
	ConocoPhillips Co.	4.025%	3/15/62	40,525	29,930
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	82
[5]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	75	69
	DCP Midstream Operating LP	5.625%	7/15/27	56	54
	DCP Midstream Operating LP	5.125%	5/15/29	180	169
	Diamondback Energy Inc.	4.250%	3/15/52	1,955	1,417
[5]	DT Midstream Inc.	4.125%	6/15/29	235	203
[5]	DT Midstream Inc.	4.375%	6/15/31	175	147
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	146
	Energy Transfer Operating LP	5.000%	5/15/50	3,000	2,281
[5]	EnLink Midstream LLC	5.625%	1/15/28	50	48
	EnLink Midstream LLC	5.375%	6/1/29	125	115
	Enterprise Products Operating LLC	4.850%	3/15/44	15,000	12,316
	Enterprise Products Operating LLC	4.900%	5/15/46	1,500	1,230
	Enterprise Products Operating LLC	4.200%	1/31/50	1,500	1,104
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	4.950%	4/15/50	16,580	15,088
[5]	EQM Midstream Partners LP	7.500%	6/1/27	85	84
[5]	EQM Midstream Partners LP	6.500%	7/1/27	145	141
	EQM Midstream Partners LP	5.500%	7/15/28	170	152
[5]	EQM Midstream Partners LP	7.500%	6/1/30	85	83
	Equinor ASA	3.625%	4/6/40	19,225	15,000
	Equinor ASA	4.250%	11/23/41	1,944	1,623
	Equinor ASA	3.950%	5/15/43	35,350	28,029
	Equinor ASA	3.250%	11/18/49	18,640	12,911
	Equinor ASA	3.700%	4/6/50	19,800	14,905
	Exxon Mobil Corp.	2.995%	8/16/39	5,178	3,779
	Exxon Mobil Corp.	4.227%	3/19/40	5,000	4,284
	Exxon Mobil Corp.	3.567%	3/6/45	10,700	7,913
	Exxon Mobil Corp.	4.114%	3/1/46	35,010	28,092
	Exxon Mobil Corp.	3.095%	8/16/49	19,590	13,329
	Exxon Mobil Corp.	4.327%	3/19/50	68,181	56,630
	Exxon Mobil Corp.	3.452%	4/15/51	34,295	24,457
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	28,861	21,648
[5]	Hess Midstream Operations LP	5.500%	10/15/30	55	50
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	35	32
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	45	41
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,425	1,014
[5]	MEG Energy Corp.	5.875%	2/1/29	20	19
	MPLX LP	4.950%	3/14/52	750	581
[5]	Northern Natural Gas Co.	3.400%	10/16/51	2,800	1,743
	Nustar Logistics LP	5.750%	10/1/25	35	34
	Nustar Logistics LP	6.375%	10/1/30	140	130
	Occidental Petroleum Corp.	5.500%	12/1/25	30	30
	Occidental Petroleum Corp.	5.550%	3/15/26	145	147
	Occidental Petroleum Corp.	6.375%	9/1/28	285	289
	Occidental Petroleum Corp.	6.125%	1/1/31	130	130
[5]	Parkland Corp.	4.500%	10/1/29	150	126
	Petroleos del Peru SA	5.625%	6/19/47	4,570	2,879
	Petroleos Mexicanos	6.625%	6/15/35	80	55
	Petroleos Mexicanos	6.500%	6/2/41	476	294
	Petroleos Mexicanos	6.750%	9/21/47	397	239
	Petroleos Mexicanos	6.350%	2/12/48	1,147	659
	Petronas Capital Ltd.	3.500%	4/21/30	8,245	7,336
	Shell International Finance BV	4.125%	5/11/35	24,405	21,522
	Shell International Finance BV	6.375%	12/15/38	2,121	2,236
	Shell International Finance BV	5.500%	3/25/40	13,990	13,635
	Shell International Finance BV	2.875%	11/26/41	15,345	10,538
	Shell International Finance BV	3.625%	8/21/42	1,000	757
	Shell International Finance BV	4.550%	8/12/43	19,195	16,414
	Shell International Finance BV	4.375%	5/11/45	40,595	33,556
	Shell International Finance BV	4.000%	5/10/46	37,137	29,172
	Shell International Finance BV	3.750%	9/12/46	63,375	47,405
	Shell International Finance BV	3.125%	11/7/49	5,000	3,328
	Shell International Finance BV	3.250%	4/6/50	16,730	11,501
	Shell International Finance BV	3.000%	11/26/51	22,000	14,171
	Suncor Energy Inc.	3.750%	3/4/51	1,100	750
[5]	Tap Rock Resources LLC	7.000%	10/1/26	200	188
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	157
	Total Capital International SA	2.986%	6/29/41	28,045	19,677
	Total Capital International SA	3.461%	7/12/49	500	351
	Total Capital International SA	3.127%	5/29/50	44,285	29,263
	Valero Energy Corp.	3.650%	12/1/51	1,600	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valero Energy Corp.	4.000%	6/1/52	500	353
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	240	208
	Western Midstream Operating LP	4.500%	3/1/28	310	284
	Western Midstream Operating LP	4.300%	2/1/30	180	158
	Western Midstream Operating LP	5.500%	2/1/50	2,235	1,755
					775,654
Financials (16.9%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	4,668
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	6,150	4,088
	Aflac Inc.	4.000%	10/15/46	1,697	1,257
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	105	96
	Allstate Corp.	4.200%	12/15/46	12,485	9,762
	American International Group Inc.	4.375%	6/30/50	3,305	2,585
	Aon Corp. / Aon Global Holdings plc	3.900%	2/28/52	4,600	3,260
	Athene Holding Ltd.	3.950%	5/25/51	1,705	1,090
	Bank of America Corp.	2.572%	10/20/32	14,175	10,705
	Bank of America Corp.	5.015%	7/22/33	18,835	17,287
	Bank of America Corp.	4.244%	4/24/38	73,876	60,005
	Bank of America Corp.	4.078%	4/23/40	37,950	29,562
	Bank of America Corp.	2.676%	6/19/41	66,163	41,943
	Bank of America Corp.	5.875%	2/7/42	19,230	18,454
	Bank of America Corp.	3.311%	4/22/42	62,940	43,522
	Bank of America Corp.	4.443%	1/20/48	24,655	19,516
	Bank of America Corp.	3.946%	1/23/49	64,760	46,262
	Bank of America Corp.	4.330%	3/15/50	34,336	26,680
	Bank of America Corp.	4.083%	3/20/51	52,890	39,259
	Bank of America Corp.	2.831%	10/24/51	18,395	10,703
	Bank of America Corp.	2.972%	7/21/52	4,250	2,524
	Bank of America NA	6.000%	10/15/36	4,950	4,816
	Bank of New York Mellon Corp.	4.289%	6/13/33	26,880	24,018
	Bank of New York Mellon Corp.	5.834%	10/25/33	2,250	2,256
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	1,709
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,651
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	11,500	9,274
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	44,185	36,084
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	8,420	5,181
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,000	1,709
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	62,665	46,068
[6]	Berkshire Hathaway Finance Corp.	2.625%	6/19/59	1,000	718
	Berkshire Hathaway Inc.	4.500%	2/11/43	30,247	26,405
[5]	BNP Paribas SA	3.132%	1/20/33	18,335	13,601
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,190
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,125	16,382
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,000	613
	Chubb INA Holdings Inc.	3.050%	12/15/61	7,235	4,293
	Citigroup Inc.	3.878%	1/24/39	65,730	50,211
	Citigroup Inc.	5.316%	3/26/41	10,000	8,894
	Citigroup Inc.	2.904%	11/3/42	8,685	5,492
	Citigroup Inc.	4.650%	7/30/45	13,142	10,473
	Citigroup Inc.	4.650%	7/23/48	8,202	6,597
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,281
[6]	Cooperatieve Rabobank UA	5.375%	8/3/60	200	266
[5]	Corebridge Financial Inc.	4.350%	4/5/42	5,065	3,811
[5]	Corebridge Financial Inc.	4.400%	4/5/52	6,600	4,832
[7]	Credit Suisse Group AG	0.625%	1/18/33	900	529
	Equitable Holdings Inc.	5.000%	4/20/48	5,890	4,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	4,300	2,507
[5]	FMR LLC	6.450%	11/15/39	16,010	15,961
	GATX Corp.	3.100%	6/1/51	2,725	1,525
	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	108,416
	Goldman Sachs Group Inc.	4.411%	4/23/39	43,422	35,235
	Goldman Sachs Group Inc.	6.250%	2/1/41	12,170	11,929
	Goldman Sachs Group Inc.	3.210%	4/22/42	22,300	14,817
	Goldman Sachs Group Inc.	2.908%	7/21/42	20,480	12,775
	Goldman Sachs Group Inc.	3.436%	2/24/43	20,660	14,094
	Goldman Sachs Group Inc.	4.800%	7/8/44	3,000	2,455
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,000	1,626
	Goldman Sachs Group Inc.	4.750%	10/21/45	5,864	4,752
	Hartford Financial Services Group Inc.	2.900%	9/15/51	4,800	2,817
	HSBC Holdings plc	7.625%	5/17/32	8,273	8,437
	HSBC Holdings plc	2.804%	5/24/32	23,660	16,967
	HSBC Holdings plc	5.402%	8/11/33	19,150	16,621
	HSBC Holdings plc	6.500%	9/15/37	20,522	17,991
	HSBC Holdings plc	6.800%	6/1/38	48,749	42,555
[6]	HSBC Holdings plc	6.000%	3/29/40	700	706
	HSBC Holdings plc	6.100%	1/14/42	2,975	2,750
	HSBC Holdings plc	5.250%	3/14/44	2,200	1,701
	Intercontinental Exchange Inc.	1.850%	9/15/32	4,060	2,947
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	656
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,225	5,619
	Intercontinental Exchange Inc.	3.000%	6/15/50	12,920	8,083
	Intercontinental Exchange Inc.	4.950%	6/15/52	57,395	49,758
	Intercontinental Exchange Inc.	5.200%	6/15/62	44,554	39,728
	Invesco Finance plc	5.375%	11/30/43	3,113	2,715
[7]	JAB Holdings BV	2.250%	12/19/39	1,000	591
	JPMorgan Chase & Co.	6.400%	5/15/38	44,499	45,842
	JPMorgan Chase & Co.	3.882%	7/24/38	49,712	38,671
	JPMorgan Chase & Co.	5.500%	10/15/40	29,390	27,265
	JPMorgan Chase & Co.	3.109%	4/22/41	18,000	12,318
	JPMorgan Chase & Co.	5.600%	7/15/41	6,286	5,896
	JPMorgan Chase & Co.	3.157%	4/22/42	42,800	29,232
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	28,635
	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	24,455
	JPMorgan Chase & Co.	3.964%	11/15/48	105,345	77,264
	JPMorgan Chase & Co.	3.897%	1/23/49	47,355	34,480
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	11,965
	JPMorgan Chase & Co.	3.328%	4/22/52	53,095	34,361
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	205	164
[5]	LSEGA Financing plc	3.200%	4/6/41	24,545	16,917
	Markel Corp.	3.450%	5/7/52	3,490	2,211
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,985	3,110
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	6,515	3,855
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,500	1,532
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	4,760
[5]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	9,548
	MetLife Inc.	4.125%	8/13/42	56,081	44,143
	MetLife Inc.	4.875%	11/13/43	10,000	8,615
	MetLife Inc.	4.050%	3/1/45	7,236	5,567
	MetLife Inc.	5.000%	7/15/52	10,705	9,345
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	177	136
	Morgan Stanley	3.622%	4/1/31	15,000	12,790
	Morgan Stanley	7.250%	4/1/32	6,870	7,443
	Morgan Stanley	2.239%	7/21/32	35,310	26,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	2.511%	10/20/32	5,000	3,769
	Morgan Stanley	3.971%	7/22/38	94,455	74,338
	Morgan Stanley	4.457%	4/22/39	6,850	5,618
	Morgan Stanley	3.217%	4/22/42	23,020	15,680
	Morgan Stanley	6.375%	7/24/42	33,160	33,592
	Morgan Stanley	4.300%	1/27/45	32,041	24,548
	Morgan Stanley	4.375%	1/22/47	22,780	17,720
	Morgan Stanley	5.597%	3/24/51	750	695
	Morgan Stanley	2.802%	1/25/52	2,725	1,599
	Nasdaq Inc.	2.500%	12/21/40	6,042	3,654
	Nasdaq Inc.	3.950%	3/7/52	1,000	724
[5]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	29,803
[5]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	10,666
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	13,720	9,751
[5]	New York Life Insurance Co.	5.875%	5/15/33	36,125	36,191
[5]	New York Life Insurance Co.	3.750%	5/15/50	3,130	2,225
[5]	New York Life Insurance Co.	4.450%	5/15/69	2,500	1,885
[5]	Nippon Life Insurance Co.	3.400%	1/23/50	1,400	1,120
[5]	Nippon Life Insurance Co.	2.750%	1/21/51	2,640	1,965
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	6,372
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	21,282
[5]	OneAmerica Financial Partners Inc.	4.250%	10/15/50	1,580	1,061
	OneMain Finance Corp.	3.500%	1/15/27	140	115
	Progressive Corp.	4.125%	4/15/47	3,420	2,669
	Progressive Corp.	3.950%	3/26/50	1,670	1,239
	Prudential Financial Inc.	3.000%	3/10/40	3,250	2,228
	Prudential Financial Inc.	4.600%	5/15/44	1,139	941
	Prudential Financial Inc.	5.375%	5/15/45	128	120
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,048
	Prudential Financial Inc.	4.418%	3/27/48	390	312
	Prudential Financial Inc.	3.935%	12/7/49	1,560	1,146
	Prudential Financial Inc.	4.350%	2/25/50	1,548	1,225
	Prudential Financial Inc.	3.700%	3/13/51	6,484	4,598
[5]	Securian Financial Group Inc.	4.800%	4/15/48	4,146	3,206
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	2,300	1,428
[5]	Temasek Financial I Ltd.	2.750%	8/2/61	41,455	25,552
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	921
	Travelers Cos. Inc.	3.750%	5/15/46	2,954	2,178
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	1,976
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	11,534
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	26,387
	US Bancorp	2.491%	11/3/36	2,000	1,469
	Voya Financial Inc.	5.700%	7/15/43	800	691
	Wachovia Corp.	5.500%	8/1/35	2,322	2,117
	Wells Fargo & Co.	3.350%	3/2/33	59,060	47,691
	Wells Fargo & Co.	4.897%	7/25/33	15,145	13,828
[6]	Wells Fargo & Co.	4.625%	11/2/35	800	829
	Wells Fargo & Co.	3.068%	4/30/41	25,375	17,187
	Wells Fargo & Co.	5.375%	11/2/43	55,167	46,640
	Wells Fargo & Co.	5.606%	1/15/44	119,265	104,009
	Wells Fargo & Co.	4.650%	11/4/44	3,957	3,060
	Wells Fargo & Co.	3.900%	5/1/45	3,837	2,780
	Wells Fargo & Co.	4.900%	11/17/45	18,930	15,093
	Wells Fargo & Co.	4.400%	6/14/46	33,292	24,643
	Wells Fargo & Co.	4.750%	12/7/46	43,559	33,633
	Wells Fargo & Co.	5.013%	4/4/51	46,250	39,062
	Wells Fargo & Co.	4.611%	4/25/53	5,300	4,219
	Wells Fargo Bank NA	6.600%	1/15/38	500	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.963%	11/16/40	3,580	2,162
					2,412,463
Health Care (10.2%)
[5]	1375209 BC Ltd.	9.000%	1/30/28	15	15
	Abbott Laboratories	4.750%	11/30/36	6,000	5,736
	Abbott Laboratories	4.900%	11/30/46	76,140	70,960
	AbbVie Inc.	4.300%	5/14/36	1,000	863
	AbbVie Inc.	4.050%	11/21/39	1,000	805
	AbbVie Inc.	4.875%	11/14/48	1,514	1,296
	AdventHealth Obligated Group	2.795%	11/15/51	3,000	1,791
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	5,837
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	10,328
[3]	Allina Health System	3.887%	4/15/49	3,569	2,661
	AmerisourceBergen Corp.	4.300%	12/15/47	5,879	4,538
	Amgen Inc.	3.150%	2/21/40	1,250	892
	Amgen Inc.	4.200%	2/22/52	4,140	3,167
	Amgen Inc.	4.400%	2/22/62	3,300	2,510
	Ascension Health	3.106%	11/15/39	3,000	2,156
	AstraZeneca plc	4.375%	11/16/45	7,000	5,931
	AstraZeneca plc	2.125%	8/6/50	2,000	1,102
	AstraZeneca plc	3.000%	5/28/51	27,190	18,068
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,200	1,207
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	932
[5]	Bausch Health Cos. Inc.	11.000%	9/30/28	26	20
[5]	Bausch Health Cos. Inc.	14.000%	10/15/30	5	3
	Baxter International Inc.	3.132%	12/1/51	23,800	14,492
	Baylor Scott & White Holdings	2.839%	11/15/50	8,710	5,225
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,255	6,572
[7]	Bristol-Myers Squibb Co.	1.750%	5/15/35	300	235
	Bristol-Myers Squibb Co.	4.125%	6/15/39	24,337	20,691
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	18,417
	Bristol-Myers Squibb Co.	4.350%	11/15/47	5,000	4,151
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	664
	Bristol-Myers Squibb Co.	4.250%	10/26/49	104,690	85,254
	Bristol-Myers Squibb Co.	2.550%	11/13/50	5,000	2,999
	Bristol-Myers Squibb Co.	3.700%	3/15/52	7,380	5,479
	Bristol-Myers Squibb Co.	3.900%	3/15/62	42,835	31,327
	Centene Corp.	2.450%	7/15/28	565	465
	Centene Corp.	3.000%	10/15/30	158	126
	Children's Health System of Texas	2.511%	8/15/50	2,500	1,399
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	724
	City of Hope	5.623%	11/15/43	1,944	1,806
	City of Hope	4.378%	8/15/48	1,671	1,300
[5]	CSL UK Holdings Ltd.	4.750%	4/27/52	4,200	3,521
	CVS Health Corp.	2.700%	8/21/40	2,100	1,359
[5]	DaVita Inc.	3.750%	2/15/31	310	225
	Dignity Health	4.500%	11/1/42	1,041	825
	Dignity Health	5.267%	11/1/64	758	606
	Duke University Health System Inc.	3.920%	6/1/47	11,773	8,884
	Elevance Health Inc.	6.100%	10/15/52	4,685	4,778
	Eli Lilly & Co.	3.950%	3/15/49	5,625	4,698
	Eli Lilly & Co.	2.250%	5/15/50	20,335	12,197
	Eli Lilly & Co.	2.500%	9/15/60	19,075	10,984
	Encompass Health Corp.	4.500%	2/1/28	304	272
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	33,294	35,668
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,000	1,629
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	742
	HCA Inc.	5.500%	6/15/47	2,000	1,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inova Health System Foundation	4.068%	5/15/52	11,245	8,542
	Johnson & Johnson	3.550%	3/1/36	42,310	36,156
	Johnson & Johnson	3.625%	3/3/37	53,652	45,772
	Johnson & Johnson	3.400%	1/15/38	43,125	35,154
	Johnson & Johnson	2.100%	9/1/40	3,250	2,128
	Johnson & Johnson	3.700%	3/1/46	26,329	20,855
	Johnson & Johnson	3.750%	3/3/47	22,355	17,848
	Johnson & Johnson	2.450%	9/1/60	14,215	8,023
	Kaiser Foundation Hospitals	2.810%	6/1/41	17,350	11,628
	Kaiser Foundation Hospitals	4.875%	4/1/42	15,390	13,858
	Kaiser Foundation Hospitals	4.150%	5/1/47	17,944	14,142
	Kaiser Foundation Hospitals	3.266%	11/1/49	1,171	774
	Kaiser Foundation Hospitals	3.002%	6/1/51	44,155	27,246
	Mass General Brigham Inc.	3.192%	7/1/49	9,050	5,980
	Mass General Brigham Inc.	3.342%	7/1/60	34,775	21,460
	Mayo Clinic	3.774%	11/15/43	11,795	8,840
	Mayo Clinic	3.196%	11/15/61	23,785	14,598
	Medtronic Inc.	4.375%	3/15/35	4,115	3,771
	Medtronic Inc.	4.625%	3/15/45	16,809	14,771
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,540
	Merck & Co. Inc.	3.900%	3/7/39	2,000	1,666
	Merck & Co. Inc.	3.700%	2/10/45	70,945	54,995
	Merck & Co. Inc.	4.000%	3/7/49	5,944	4,799
	Merck & Co. Inc.	2.750%	12/10/51	6,955	4,420
	Merck & Co. Inc.	2.900%	12/10/61	2,180	1,326
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	2,000	1,250
[5]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	110	90
	New York and Presbyterian Hospital	2.256%	8/1/40	4,077	2,556
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	9,567
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	2,850
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	3,945
	Northwell Healthcare Inc.	4.800%	11/1/42	1,041	814
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	1,387
	Northwell Healthcare Inc.	4.260%	11/1/47	947	701
	Northwell Healthcare Inc.	3.809%	11/1/49	3,784	2,563
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,500	2,022
	Novant Health Inc.	2.637%	11/1/36	2,000	1,392
	Novant Health Inc.	3.168%	11/1/51	5,500	3,502
	Novant Health Inc.	3.318%	11/1/61	26,665	16,170
	Novartis Capital Corp.	4.400%	5/6/44	24,840	21,736
	NYU Langone Hospitals	4.784%	7/1/44	1,944	1,624
	OhioHealth Corp.	2.834%	11/15/41	4,875	3,207
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	210	185
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	902
	Partners Healthcare System Inc.	3.765%	7/1/48	6,455	4,715
	PeaceHealth Obligated Group	4.787%	11/15/48	6,015	4,801
	Pfizer Inc.	4.100%	9/15/38	20,280	17,564
	Pfizer Inc.	3.900%	3/15/39	34,185	28,752
	Pfizer Inc.	7.200%	3/15/39	31,767	37,247
	Pfizer Inc.	4.300%	6/15/43	2,865	2,476
	Pfizer Inc.	4.400%	5/15/44	8,165	7,147
	Pfizer Inc.	4.125%	12/15/46	10,834	9,154
	Pfizer Inc.	4.200%	9/15/48	14,686	12,430
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,274
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	3,277
[5]	Roche Holdings Inc.	2.607%	12/13/51	39,700	24,734
	Stanford Health Care	3.310%	8/15/30	2,140	1,833
	Stanford Health Care	3.027%	8/15/51	25,000	15,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sutter Health	3.161%	8/15/40	22,915	15,467
	Sutter Health	3.361%	8/15/50	11,962	7,672
[7]	Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	300	211
[5]	Tenet Healthcare Corp.	4.625%	9/1/24	20	19
[5]	Tenet Healthcare Corp.	4.875%	1/1/26	192	182
[5]	Tenet Healthcare Corp.	6.250%	2/1/27	90	86
[5]	Tenet Healthcare Corp.	6.125%	10/1/28	145	126
[5]	Tenet Healthcare Corp.	4.250%	6/1/29	133	112
[7]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	300	188
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	4,000	2,758
	UnitedHealth Group Inc.	5.350%	2/15/33	14,260	14,313
	UnitedHealth Group Inc.	4.625%	7/15/35	10,000	9,169
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	35,260
	UnitedHealth Group Inc.	6.875%	2/15/38	6,575	7,209
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	15,991
	UnitedHealth Group Inc.	2.750%	5/15/40	1,520	1,043
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	15,106
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	20,132
	UnitedHealth Group Inc.	3.950%	10/15/42	4,316	3,404
	UnitedHealth Group Inc.	4.750%	7/15/45	48,920	42,862
	UnitedHealth Group Inc.	4.200%	1/15/47	1,345	1,091
	UnitedHealth Group Inc.	4.250%	4/15/47	14,906	12,152
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	19,253
	UnitedHealth Group Inc.	4.250%	6/15/48	27,767	22,551
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	2,410
	UnitedHealth Group Inc.	3.700%	8/15/49	21,722	16,059
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	1,918
	UnitedHealth Group Inc.	3.250%	5/15/51	30,845	20,929
	UnitedHealth Group Inc.	4.750%	5/15/52	9,165	8,021
	UnitedHealth Group Inc.	5.875%	2/15/53	25,155	25,704
	UnitedHealth Group Inc.	4.950%	5/15/62	20,415	17,998
	UnitedHealth Group Inc.	6.050%	2/15/63	9,415	9,687
	Wyeth LLC	6.500%	2/1/34	1,240	1,344
	Wyeth LLC	5.950%	4/1/37	53,438	55,716
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	676
					1,465,026
Industrials (4.8%)
	3M Co.	3.700%	4/15/50	24,000	17,129
[5]	Air Canada	3.875%	8/15/26	195	172
[5]	Allison Transmission Inc.	4.750%	10/1/27	221	203
[5]	American Airlines Inc.	11.750%	7/15/25	50	55
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	150	143
[3,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	730	664
[5]	Aramark Services Inc.	6.375%	5/1/25	80	79
[5]	Aramark Services Inc.	5.000%	2/1/28	179	163
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	1,892
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	14,836
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	1,811
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	20,810
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	34,401
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	9,475
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	463
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	19,000	16,998
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	36,593
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	9,867
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	9,492
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,141	2,467
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	14,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	13,988
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,000	2,604
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	11,627
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,830	3,651
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,025	4,219
	Canadian National Railway Co.	3.200%	8/2/46	1,000	680
	Canadian National Railway Co.	3.650%	2/3/48	28,169	20,940
	Canadian National Railway Co.	4.450%	1/20/49	10,180	8,544
	Canadian National Railway Co.	4.400%	8/5/52	2,405	2,001
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,490	2,855
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	100	89
	Caterpillar Inc.	6.050%	8/15/36	2,968	3,120
	Caterpillar Inc.	3.803%	8/15/42	26,112	21,054
[5]	Clean Harbors Inc.	4.875%	7/15/27	512	482
	CSX Corp.	4.500%	11/15/52	3,750	3,066
	Delta Air Lines Inc.	2.900%	10/28/24	70	66
	Delta Air Lines Inc.	3.750%	10/28/29	160	132
	Eaton Corp.	4.700%	8/23/52	11,065	9,414
	Emerson Electric Co.	2.800%	12/21/51	6,130	3,772
[5]	Empresa de los Ferrocarriles del Estado	3.830%	9/14/61	3,240	2,108
[5]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	53	51
[6]	Gatwick Funding Ltd.	2.875%	7/5/51	400	262
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	1,891	1,667
	General Dynamics Corp.	4.250%	4/1/40	7,325	6,306
	General Dynamics Corp.	4.250%	4/1/50	701	586
[7]	General Electric Co.	2.125%	5/17/37	300	227
	Honeywell International Inc.	5.000%	2/15/33	6,990	6,929
[7]	Honeywell International Inc.	4.125%	11/2/34	358	349
	Honeywell International Inc.	5.700%	3/15/36	10,300	10,572
	Honeywell International Inc.	5.700%	3/15/37	6,250	6,414
[3]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	1,273	1,019
[5]	LBJ Infrastructure Group LLC	3.797%	12/31/57	14,570	8,358
	Lockheed Martin Corp.	5.250%	1/15/33	2,670	2,679
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,713
	Lockheed Martin Corp.	4.500%	5/15/36	17,189	15,625
	Lockheed Martin Corp.	4.070%	12/15/42	5,284	4,338
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	6,629
	Lockheed Martin Corp.	4.700%	5/15/46	4,544	4,014
	Lockheed Martin Corp.	2.800%	6/15/50	26,945	17,155
	Lockheed Martin Corp.	4.090%	9/15/52	29,552	23,384
	Lockheed Martin Corp.	4.150%	6/15/53	61,695	49,480
	Lockheed Martin Corp.	4.300%	6/15/62	2,530	2,023
	Lockheed Martin Corp.	5.900%	11/15/63	12,770	12,991
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	387	382
[5]	Mueller Water Products Inc.	4.000%	6/15/29	125	109
	Norfolk Southern Corp.	4.550%	6/1/53	3,390	2,755
	Northrop Grumman Corp.	5.250%	5/1/50	700	652
	Raytheon Technologies Corp.	5.700%	4/15/40	1,000	966
	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	762
	Raytheon Technologies Corp.	4.050%	5/4/47	4,000	3,074
	Rockwell Automation Inc.	2.800%	8/15/61	17,445	9,672
[5]	Rolls-Royce plc	5.750%	10/15/27	760	688
[7]	Siemens Financieringsmaatschappij NV	0.500%	2/20/32	800	603
[5]	Spirit AeroSystems Inc.	7.500%	4/15/25	33	32
	Spirit AeroSystems Inc.	4.600%	6/15/28	74	53
	Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	26,776
[5]	TopBuild Corp.	3.625%	3/15/29	45	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	TopBuild Corp.	4.125%	2/15/32	85	67
[5]	TransDigm Inc.	8.000%	12/15/25	230	234
[5]	TransDigm Inc.	6.250%	3/15/26	574	566
	TransDigm Inc.	5.500%	11/15/27	160	145
	TransDigm Inc.	4.875%	5/1/29	300	255
	Union Pacific Corp.	3.600%	9/15/37	18,335	14,730
	Union Pacific Corp.	3.375%	2/14/42	18,525	13,818
	Union Pacific Corp.	2.950%	3/10/52	44,970	28,435
	Union Pacific Corp.	3.500%	2/14/53	38,165	26,699
	Union Pacific Corp.	3.550%	5/20/61	5,660	3,773
	Union Pacific Corp.	5.150%	1/20/63	31,730	28,403
	Union Pacific Corp.	3.850%	2/14/72	20,415	13,929
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,769	1,401
[5]	United Airlines Inc.	4.375%	4/15/26	405	371
[5]	United Airlines Inc.	4.625%	4/15/29	300	258
	United Parcel Service Inc.	4.875%	11/15/40	3,000	2,752
	United Parcel Service Inc.	4.250%	3/15/49	2,000	1,657
	United Parcel Service Inc.	3.400%	9/1/49	3,837	2,770
	United Parcel Service Inc.	5.300%	4/1/50	2,205	2,158
[5]	WESCO Distribution Inc.	7.250%	6/15/28	130	132
[5]	Williams Scotsman International Inc.	4.625%	8/15/28	79	72
					678,772
Materials (0.8%)
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	50	48
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,995	2,081
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	640
[5]	Arconic Corp.	6.000%	5/15/25	45	45
[5]	Arconic Corp.	6.125%	2/15/28	95	89
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	102	96
[5]	Avient Corp.	7.125%	8/1/30	150	144
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	95	87
	Ball Corp.	2.875%	8/15/30	324	252
	Ball Corp.	3.125%	9/15/31	165	126
[5]	Berry Global Inc.	4.875%	7/15/26	236	222
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	17,947	14,742
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,311	3,957
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	160	152
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	405	322
[5]	Chemours Co.	4.625%	11/15/29	385	300
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	18,535	11,999
[7]	Dow Chemical Co.	1.875%	3/15/40	400	237
	Dow Chemical Co.	3.600%	11/15/50	1,000	652
	Ecolab Inc.	3.950%	12/1/47	1,558	1,211
	Ecolab Inc.	2.125%	8/15/50	1,380	745
	Ecolab Inc.	2.700%	12/15/51	34,110	20,287
[5]	Element Solutions Inc.	3.875%	9/1/28	127	108
[5]	Freeport Indonesia PT	6.200%	4/14/52	2,750	2,059
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	625
	Freeport-McMoRan Inc.	5.450%	3/15/43	65	54
[5]	Graham Packaging Co. Inc.	7.125%	8/15/28	165	135
[5]	Graphic Packaging International LLC	3.500%	3/15/28	72	62
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	445	391
[5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	60	51
[5]	Ingevity Corp.	3.875%	11/1/28	80	68
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	365	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Koninklijke DSM NV	0.625%	6/23/32	1,000	719
	Linde Inc.	3.550%	11/7/42	1,799	1,356
[7]	Linde plc	1.000%	9/30/51	700	350
	Newmont Corp.	2.600%	7/15/32	3,000	2,288
[5]	Novelis Corp.	4.750%	1/30/30	180	153
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	33	27
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,000	1,902
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	31,810	19,617
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,895	24,381
[5]	SPCM SA	3.125%	3/15/27	90	79
[5]	SPCM SA	3.375%	3/15/30	240	192
[5]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	175	141
	United States Steel Corp.	6.875%	3/1/29	18	16
					113,495
Real Estate (0.4%)
	Agree LP	2.600%	6/15/33	1,760	1,260
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	750	595
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,935	1,358
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,520	2,027
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	4,650	3,007
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,131
	American Tower Corp.	2.900%	1/15/30	1,250	1,018
	American Tower Corp.	2.300%	9/15/31	7,820	5,821
	American Tower Corp.	4.050%	3/15/32	2,448	2,095
	Boston Properties LP	2.450%	10/1/33	1,650	1,139
	Corporate Office Properties LP	2.900%	12/1/33	1,735	1,171
	Equinix Inc.	3.400%	2/15/52	3,356	2,135
	ERP Operating LP	4.500%	7/1/44	289	231
	Essex Portfolio LP	4.500%	3/15/48	1,700	1,269
	Kimco Realty Corp.	3.700%	10/1/49	2,000	1,293
	Mid-America Apartments LP	2.875%	9/15/51	2,250	1,309
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	435	301
	National Retail Properties Inc.	4.800%	10/15/48	500	392
	National Retail Properties Inc.	3.100%	4/15/50	3,400	1,979
	National Retail Properties Inc.	3.500%	4/15/51	3,330	2,070
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	2,706
[7]	Prologis International Funding II SA	1.625%	6/17/32	1,238	890
	SBA Communications Corp.	3.125%	2/1/29	195	158
	Simon Property Group LP	4.250%	10/1/44	715	519
	Simon Property Group LP	3.250%	9/13/49	33,520	20,301
	Simon Property Group LP	3.800%	7/15/50	8,500	5,745
[5]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	80	79
[7]	Vonovia Finance BV	1.625%	10/7/39	500	260
	Weyerhaeuser Co.	4.000%	3/9/52	1,300	911
					63,170
Technology (10.0%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,410	2,758
	Apple Inc.	2.375%	2/8/41	28,015	18,740
[6]	Apple Inc.	3.600%	7/31/42	400	396
	Apple Inc.	3.850%	5/4/43	49,484	40,240
	Apple Inc.	3.450%	2/9/45	45,360	34,350
	Apple Inc.	4.375%	5/13/45	25,166	21,941
	Apple Inc.	4.650%	2/23/46	35,107	31,657
	Apple Inc.	3.850%	8/4/46	42,955	34,299
	Apple Inc.	4.250%	2/9/47	39,099	33,640
	Apple Inc.	3.750%	11/13/47	24,095	18,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.950%	9/11/49	34,025	22,960
	Apple Inc.	2.400%	8/20/50	2,000	1,181
	Apple Inc.	2.650%	2/8/51	59,650	37,114
	Apple Inc.	2.700%	8/5/51	53,725	33,696
	Apple Inc.	3.950%	8/8/52	33,965	26,961
	Apple Inc.	2.550%	8/20/60	7,000	4,033
	Apple Inc.	2.850%	8/5/61	1,600	962
	Apple Inc.	4.100%	8/8/62	27,070	21,055
	Applied Materials Inc.	5.100%	10/1/35	95	92
	Applied Materials Inc.	4.350%	4/1/47	1,775	1,500
	Cisco Systems Inc.	5.900%	2/15/39	23,465	23,983
	Cisco Systems Inc.	5.500%	1/15/40	17,202	16,891
[5]	Clarivate Science Holdings Corp.	4.875%	7/1/29	230	192
[5]	CommScope Inc.	6.000%	3/1/26	65	63
[5]	CommScope Inc.	7.125%	7/1/28	136	115
[5]	Condor Merger Sub Inc.	7.375%	2/15/30	240	199
	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,727	1,830
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,000	1,864
[5]	Entegris Escrow Corp.	4.750%	4/15/29	1,980	1,768
[5]	Entegris Escrow Corp.	5.950%	6/15/30	490	448
	Intel Corp.	4.100%	5/19/46	5,000	3,769
	Intel Corp.	4.100%	5/11/47	33,355	24,860
	Intel Corp.	3.734%	12/8/47	56,122	39,063
	Intel Corp.	3.250%	11/15/49	42,600	26,720
	Intel Corp.	4.750%	3/25/50	5,500	4,468
	Intel Corp.	3.050%	8/12/51	17,768	10,740
	Intel Corp.	4.900%	8/5/52	35,645	29,662
	Intel Corp.	3.100%	2/15/60	19,740	11,209
	Intel Corp.	3.200%	8/12/61	3,400	1,966
	Intel Corp.	5.050%	8/5/62	33,265	27,112
	International Business Machines Corp.	4.400%	7/27/32	6,550	5,996
	International Business Machines Corp.	4.150%	5/15/39	36,745	29,914
	International Business Machines Corp.	4.000%	6/20/42	2,133	1,647
	International Business Machines Corp.	4.250%	5/15/49	42,215	32,745
	International Business Machines Corp.	3.430%	2/9/52	13,845	9,045
	International Business Machines Corp.	4.900%	7/27/52	23,500	19,818
	KLA Corp.	5.000%	3/15/49	1,256	1,102
	KLA Corp.	4.950%	7/15/52	3,790	3,306
	Mastercard Inc.	3.950%	2/26/48	25,075	20,091
	Mastercard Inc.	3.650%	6/1/49	2,422	1,840
	Mastercard Inc.	3.850%	3/26/50	4,500	3,537
	Mastercard Inc.	2.950%	3/15/51	3,000	1,979
	Microsoft Corp.	3.500%	2/12/35	14,553	12,847
	Microsoft Corp.	2.525%	6/1/50	200,363	125,904
	Microsoft Corp.	2.921%	3/17/52	124,501	84,297
	Microsoft Corp.	2.675%	6/1/60	68,199	41,186
	Microsoft Corp.	3.041%	3/17/62	49,409	32,189
[5]	MSCI Inc.	3.625%	9/1/30	125	104
	NVIDIA Corp.	3.500%	4/1/40	22,525	17,099
	NVIDIA Corp.	3.500%	4/1/50	22,660	16,088
	NVIDIA Corp.	3.700%	4/1/60	13,140	8,960
	Oracle Corp.	6.500%	4/15/38	42,605	41,054
	Oracle Corp.	5.375%	7/15/40	19,240	16,064
	Oracle Corp.	4.125%	5/15/45	24,805	16,971
	Oracle Corp.	4.000%	7/15/46	22,790	15,212
	QUALCOMM Inc.	4.800%	5/20/45	12,300	10,870
	QUALCOMM Inc.	4.300%	5/20/47	41,225	33,762
	QUALCOMM Inc.	4.500%	5/20/52	19,500	16,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	3.250%	12/1/49	2,000	1,351
[5]	S&P Global Inc.	3.700%	3/1/52	64,678	47,127
[5]	Sabre GLBL Inc.	7.375%	9/1/25	94	88
	salesforce.com Inc.	2.700%	7/15/41	4,100	2,797
	salesforce.com Inc.	2.900%	7/15/51	39,420	25,368
	salesforce.com Inc.	3.050%	7/15/61	26,175	16,010
[5]	SS&C Technologies Inc.	5.500%	9/30/27	287	267
	Texas Instruments Inc.	3.875%	3/15/39	6,056	5,051
	Texas Instruments Inc.	4.100%	8/16/52	1,250	1,027
[5]	TSMC Global Ltd.	4.625%	7/22/32	5,208	4,806
	Visa Inc.	4.150%	12/14/35	20,145	18,241
	Visa Inc.	2.700%	4/15/40	4,500	3,205
	Visa Inc.	4.300%	12/14/45	38,196	32,572
	Visa Inc.	3.650%	9/15/47	37,123	28,242
	Visa Inc.	2.000%	8/15/50	13,570	7,505
					1,426,848
Utilities (15.5%)
	AEP Transmission Co. LLC	3.750%	12/1/47	38,300	27,508
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	4,296
	AEP Transmission Co. LLC	3.800%	6/15/49	5,436	3,882
	AEP Transmission Co. LLC	3.150%	9/15/49	5,763	3,671
	AEP Transmission Co. LLC	3.650%	4/1/50	3,525	2,476
	AEP Transmission Co. LLC	4.500%	6/15/52	8,950	7,247
	Alabama Power Co.	6.000%	3/1/39	7,535	7,464
	Alabama Power Co.	5.500%	3/15/41	26,874	24,602
	Alabama Power Co.	5.200%	6/1/41	14,920	13,004
	Alabama Power Co.	3.850%	12/1/42	1,065	797
	Alabama Power Co.	3.750%	3/1/45	23,325	16,905
	Alabama Power Co.	3.450%	10/1/49	1,944	1,317
	Alabama Power Co.	3.125%	7/15/51	2,700	1,751
	Alabama Power Co.	3.000%	3/15/52	4,920	3,123
	Ameren Illinois Co.	4.500%	3/15/49	26,150	21,610
	Ameren Illinois Co.	2.900%	6/15/51	3,000	1,825
	American Water Capital Corp.	3.750%	9/1/47	2,380	1,723
	American Water Capital Corp.	3.450%	5/1/50	17,780	12,139
	Appalachian Power Co.	6.700%	8/15/37	17,970	17,984
	Appalachian Power Co.	4.400%	5/15/44	1,995	1,531
	Appalachian Power Co.	3.700%	5/1/50	3,760	2,550
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,119
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,665
	Atmos Energy Corp.	3.375%	9/15/49	2,890	1,951
	Atmos Energy Corp.	5.750%	10/15/52	17,575	17,113
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,190
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	20,895
	Baltimore Gas and Electric Co.	4.550%	6/1/52	3,705	3,038
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	6,612	6,713
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,890	4,845
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	22,101
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	35,334
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,000	4,036
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,730	2,237
[5]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,300	1,895
[5]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	25,260
[6]	Cadent Finance plc	3.125%	3/21/40	1,000	781
[5]	Calpine Corp.	5.125%	3/15/28	295	262
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,200	3,266
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,330	912
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	3,800	3,361
	CenterPoint Energy Inc.	3.700%	9/1/49	1,244	851
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,615	1,994
[6]	Centrica plc	7.000%	9/19/33	400	478
[5]	Centrica plc	5.375%	10/16/43	3,800	3,205
	CMS Energy Corp.	4.875%	3/1/44	1,902	1,581
[5]	Comision Federal de Electricidad	3.875%	7/26/33	570	410
	Comision Federal de Electricidad	3.875%	7/26/33	1,675	1,205
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	2,376
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	15,734
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	12,829
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	13,546
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	12,904
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	8,839
	Commonwealth Edison Co.	3.650%	6/15/46	11,552	8,265
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	6,727
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	10,219
	Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,274
	Commonwealth Edison Co.	3.125%	3/15/51	2,060	1,332
	Commonwealth Edison Co.	2.750%	9/1/51	1,500	899
	Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,116
	Connecticut Light and Power Co.	6.350%	6/1/36	14,382	14,633
	Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,118
	Connecticut Light and Power Co.	4.150%	6/1/45	17,480	13,811
	Connecticut Light and Power Co.	4.000%	4/1/48	6,645	5,155
	Consolidated Edison Co of New York Inc.	3.600%	6/15/61	2,195	1,456
	Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	637
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	9,712
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	10,714
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	9,992
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	7,952
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	852	801
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	8,201
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	6,507
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	50,016	40,287
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	4,582
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	5,086
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	721
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	6,790	5,520
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	9,044	6,785
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,000	740
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	38,807	24,821
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,425	4,302
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,437	1,854
	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	25,563	14,539
	Consumers Energy Co.	3.250%	8/15/46	1,000	675
	Consumers Energy Co.	3.750%	2/15/50	1,944	1,429
	Consumers Energy Co.	3.100%	8/15/50	33,646	21,834
	Consumers Energy Co.	2.650%	8/15/52	19,985	11,708
	Consumers Energy Co.	4.200%	9/1/52	11,380	9,067
	Consumers Energy Co.	2.500%	5/1/60	21,681	11,431
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	11,767
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	2,798
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	1,956
	DTE Electric Co.	4.300%	7/1/44	1,220	983
	DTE Electric Co.	3.700%	3/15/45	2,910	2,156
	DTE Electric Co.	2.950%	3/1/50	2,235	1,426
	DTE Electric Co.	3.250%	4/1/51	2,000	1,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	3.650%	3/1/52	10,715	7,730
	Duke Energy Carolinas LLC	6.100%	6/1/37	11,230	10,980
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	8,304
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	13,151
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	32,677
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,194
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,000	1,490
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,076
	Duke Energy Carolinas LLC	3.200%	8/15/49	15,122	9,962
	Duke Energy Carolinas LLC	3.450%	4/15/51	13,045	8,903
	Duke Energy Carolinas LLC	3.550%	3/15/52	5,320	3,715
[7]	Duke Energy Corp.	3.850%	6/15/34	1,100	963
	Duke Energy Corp.	4.200%	6/15/49	3,645	2,659
	Duke Energy Corp.	5.000%	8/15/52	16,620	13,727
	Duke Energy Florida LLC	6.350%	9/15/37	758	776
	Duke Energy Florida LLC	5.650%	4/1/40	1,200	1,141
	Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,102
	Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,351
	Duke Energy Florida LLC	4.200%	7/15/48	1,000	780
	Duke Energy Florida LLC	3.000%	12/15/51	2,450	1,542
	Duke Energy Indiana LLC	6.120%	10/15/35	1,000	989
	Duke Energy Indiana LLC	6.350%	8/15/38	775	782
	Duke Energy Indiana LLC	6.450%	4/1/39	10,411	10,550
	Duke Energy Indiana LLC	4.200%	3/15/42	12,700	9,648
	Duke Energy Indiana LLC	4.900%	7/15/43	29,514	24,804
	Duke Energy Indiana LLC	2.750%	4/1/50	9,000	5,277
	Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	7,191
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	763
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	1,760
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	18,102
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	23,238
	Duke Energy Progress LLC	4.200%	8/15/45	22,105	17,344
	Duke Energy Progress LLC	3.700%	10/15/46	22,000	15,865
	Duke Energy Progress LLC	3.600%	9/15/47	2,000	1,412
	Duke Energy Progress LLC	2.500%	8/15/50	1,000	562
	Duke Energy Progress LLC	2.900%	8/15/51	14,785	9,046
	Duke Energy Progress LLC	4.000%	4/1/52	9,670	7,329
[6]	DWR Cymru Financing UK plc	2.500%	3/31/36	1,200	1,007
[6]	Enel Finance International NV	5.750%	9/14/40	400	411
[7]	Engie SA	2.000%	9/28/37	800	559
	Entergy Arkansas LLC	2.650%	6/15/51	2,665	1,515
	Entergy Louisiana LLC	4.000%	3/15/33	651	568
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	907
	Entergy Louisiana LLC	4.200%	9/1/48	1,400	1,084
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,140
	Entergy Louisiana LLC	2.900%	3/15/51	2,800	1,677
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,112	865
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	970
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	5,252
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	338
[5]	Exelon Corp.	4.100%	3/15/52	2,365	1,743
	FirstEnergy Corp.	2.650%	3/1/30	1,475	1,193
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,466
	Florida Power & Light Co.	5.960%	4/1/39	947	948
	Florida Power & Light Co.	5.690%	3/1/40	663	647
	Florida Power & Light Co.	5.250%	2/1/41	2,779	2,580
	Florida Power & Light Co.	3.950%	3/1/48	5,859	4,548
	Florida Power & Light Co.	3.990%	3/1/49	2,890	2,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	2.875%	12/4/51	2,000	1,271
	Georgia Power Co.	4.750%	9/1/40	33,945	29,013
	Georgia Power Co.	4.300%	3/15/42	10,641	8,592
	Georgia Power Co.	3.700%	1/30/50	17,230	12,226
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	17,767	16,426
	Kentucky Utilities Co.	5.125%	11/1/40	2,894	2,579
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	14,301
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	1,252
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	13,131
[5]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	7,635
	MidAmerican Energy Co.	5.800%	10/15/36	1,473	1,476
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	23,686
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	19,718
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,524
	MidAmerican Energy Co.	3.650%	8/1/48	2,780	2,022
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	12,401
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	653
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	749
[5]	Monongahela Power Co.	5.400%	12/15/43	10,640	9,496
[6]	National Grid Electricity Transmission plc	2.750%	2/6/35	1,200	1,005
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	1,856
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	10,243
	Nevada Power Co.	6.650%	4/1/36	5,830	6,079
	Nevada Power Co.	5.450%	5/15/41	21,620	19,404
[5]	New England Power Co.	2.807%	10/6/50	15,615	8,585
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,360	835
	Northern States Power Co.	6.250%	6/1/36	780	812
	Northern States Power Co.	6.200%	7/1/37	1,944	2,019
	Northern States Power Co.	5.350%	11/1/39	758	730
	Northern States Power Co.	3.400%	8/15/42	1,000	734
	Northern States Power Co.	4.000%	8/15/45	805	618
	Northern States Power Co.	3.600%	9/15/47	12,525	8,992
	Northern States Power Co.	4.200%	9/1/48	12,250	9,192
	Northern States Power Co.	2.600%	6/1/51	14,765	8,786
	Northern States Power Co.	4.500%	6/1/52	5,330	4,491
	NRG Energy Inc.	6.625%	1/15/27	24	24
	NSTAR Electric Co.	3.100%	6/1/51	1,000	640
	NSTAR Electric Co.	4.950%	9/15/52	7,320	6,559
	Oglethorpe Power Corp.	5.050%	10/1/48	8,535	6,846
	Ohio Power Co.	4.000%	6/1/49	734	537
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	1,641
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	2,896
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	5,312
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	12,844
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,665	2,870
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,052
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	255	187
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	6,051
	PacifiCorp	5.250%	6/15/35	1,232	1,156
	PacifiCorp	6.100%	8/1/36	14,920	14,688
	PacifiCorp	6.250%	10/15/37	7,772	7,791
	PacifiCorp	6.350%	7/15/38	35,944	36,482
	PacifiCorp	6.000%	1/15/39	32,206	31,553
	PacifiCorp	4.100%	2/1/42	19,700	15,232
	PacifiCorp	4.125%	1/15/49	3,437	2,623
	PacifiCorp	4.150%	2/15/50	44,530	34,094
	PacifiCorp	2.900%	6/15/52	7,299	4,453
	PECO Energy Co.	4.800%	10/15/43	10,365	8,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PECO Energy Co.	4.150%	10/1/44	396	315
	PECO Energy Co.	3.700%	9/15/47	15,500	11,421
	PECO Energy Co.	3.900%	3/1/48	30,240	22,907
	PECO Energy Co.	3.050%	3/15/51	5,655	3,627
	PECO Energy Co.	4.600%	5/15/52	8,925	7,551
	PECO Energy Co.	4.375%	8/15/52	3,800	3,108
[5,7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	1,165
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,210
	Potomac Electric Power Co.	7.900%	12/15/38	142	165
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	10,699
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	10,330
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	11,095
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,030
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	9,512
	Public Service Co. of Colorado	6.250%	9/1/37	960	1,006
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	15,175
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	2,204
	Public Service Co. of Colorado	3.800%	6/15/47	710	527
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	26,141
	Public Service Co. of Colorado	3.200%	3/1/50	4,000	2,670
	Public Service Co. of Colorado	4.500%	6/1/52	5,660	4,706
	Public Service Co. of New Hampshire	3.600%	7/1/49	3,655	2,616
	Public Service Electric and Gas Co.	3.650%	9/1/42	21,083	15,845
	Public Service Electric and Gas Co.	3.600%	12/1/47	2,000	1,425
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	2,150
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	707
	Public Service Electric and Gas Co.	2.700%	5/1/50	17,600	10,525
	Public Service Electric and Gas Co.	3.000%	3/1/51	3,000	1,901
	Puget Sound Energy Inc.	6.274%	3/15/37	473	475
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	988
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	15,213
	Puget Sound Energy Inc.	4.300%	5/20/45	379	294
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	23,208
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	22,747
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	8,485
[3,5]	Rayburn Country Securitization LLC	3.025%	12/1/43	8,724	6,804
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,672
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	713
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	1,577
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	944
	San Diego Gas & Electric Co.	3.700%	3/15/52	21,475	15,487
	Southern California Edison Co.	6.000%	1/15/34	1,000	978
	Southern California Edison Co.	5.625%	2/1/36	925	855
	Southern California Edison Co.	5.950%	2/1/38	11,060	10,505
	Southern California Edison Co.	4.500%	9/1/40	14,228	11,320
	Southern California Edison Co.	3.900%	12/1/41	7,660	5,284
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,263
	Southern California Edison Co.	3.900%	3/15/43	21,775	15,494
	Southern California Edison Co.	4.650%	10/1/43	21,739	17,404
	Southern California Edison Co.	3.600%	2/1/45	3,837	2,550
	Southern California Edison Co.	4.000%	4/1/47	33,200	23,785
	Southern California Edison Co.	4.125%	3/1/48	36,182	26,397
	Southern California Edison Co.	4.875%	3/1/49	1,415	1,139
	Southern California Edison Co.	3.650%	2/1/50	22,870	15,358
	Southern California Edison Co.	2.950%	2/1/51	1,505	886
	Southern California Edison Co.	3.450%	2/1/52	23,965	15,674
	Southern California Edison Co.	5.450%	6/1/52	23,110	20,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Gas Co.	5.125%	11/15/40	1,870	1,644
	Southern California Gas Co.	4.125%	6/1/48	30,835	22,828
	Southern California Gas Co.	4.300%	1/15/49	15,075	11,455
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	4,915	3,663
	Southwestern Public Service Co.	4.500%	8/15/41	23,975	19,721
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	14,555
	Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,011
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	6,968
	Tampa Electric Co.	3.450%	3/15/51	2,000	1,361
	Tampa Electric Co.	5.000%	7/15/52	3,790	3,324
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	12,527
	Union Electric Co.	3.900%	9/15/42	4,326	3,284
	Union Electric Co.	4.000%	4/1/48	21,550	16,065
	Union Electric Co.	3.250%	10/1/49	2,025	1,321
	Union Electric Co.	3.900%	4/1/52	9,575	7,218
	Virginia Electric and Power Co.	6.000%	5/15/37	57,203	56,446
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	1,958
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	12,473
	Virginia Electric and Power Co.	4.200%	5/15/45	2,000	1,544
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	6,562
	Virginia Electric and Power Co.	3.800%	9/15/47	34,972	25,472
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	6,012
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	938
	Virginia Electric and Power Co.	2.450%	12/15/50	15,840	8,924
	Virginia Electric and Power Co.	2.950%	11/15/51	16,390	10,158
	Virginia Electric and Power Co.	4.625%	5/15/52	11,340	9,422
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	105	100
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	200	185
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	523
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	1,286
	Xcel Energy Inc.	3.500%	12/1/49	1,340	904
					2,216,796
Total Corporate Bonds (Cost $14,954,741)					11,337,162
Floating Rate Loan Interests (0.0%)
[8]	AAdvantage Loyalty IP Ltd. Term Loan, 3M USD LIBOR + 4.750%	8.993%	4/20/28	65	64
[8]	Bausch Health Cos. Inc. Term Loan B, TSFR1M + 5.250%	8.624%	2/1/27	247	184
[8]	CDK Global Inc. Term Loan B, TSFR3M + 4.500%	8.112%	7/6/29	85	83
[8]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	8.754%	8/2/27	124	117
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	7.653%	7/21/28	236	222
[8]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	7.653%	7/21/28	16	15
[8]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	6.870%	3/1/29	80	73
[8]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	7.004%	10/23/28	94	87
[8]	SBA Senior Finance II LLC. Term Loan B, 1M USD LIBOR + 1.750%	5.510%	4/11/25	15	15
Total Floating Rate Loan Interests (Cost $933)					860
Sovereign Bonds (1.3%)
[5]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,549
[5]	Emirate of Abu Dhabi	4.951%	7/7/52	4,445	4,043
[5]	Export-Import Bank of India	3.875%	2/1/28	960	853
[5]	Government of Bermuda	5.000%	7/15/32	7,300	6,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Government of Bermuda	3.375%	8/20/50	6,389	4,077
[5,7]	Kingdom of Morocco	2.000%	9/30/30	2,130	1,521
[5]	Kingdom of Saudi Arabia	5.500%	10/25/32	15,020	15,229
	Kingdom of Saudi Arabia	4.500%	10/26/46	650	519
	Kingdom of Saudi Arabia	4.625%	10/4/47	1,965	1,580
	Kingdom of Saudi Arabia	3.450%	2/2/61	1,200	771
[5]	OMERS Finance Trust	4.000%	4/19/52	14,000	10,934
	Panama Bonos del Tesoro	3.362%	6/30/31	1,810	1,464
	Republic of Chile	2.550%	7/27/33	16,465	12,307
	Republic of Chile	3.500%	1/31/34	10,020	8,110
	Republic of Chile	3.100%	5/7/41	60,560	40,085
	Republic of Chile	3.500%	1/25/50	20,784	13,722
	Republic of Chile	3.500%	4/15/53	17,590	11,254
	Republic of Chile	3.100%	1/22/61	17,745	9,971
	Republic of Chile	3.250%	9/21/71	24,130	13,349
	Republic of Indonesia	6.625%	2/17/37	3,300	3,414
[3]	Republic of Panama	4.500%	4/16/50	259	177
[3]	Republic of Panama	3.870%	7/23/60	6,432	3,721
	Republic of Panama	4.500%	1/19/63	1,330	847
[7]	Republic of Philippines	1.750%	4/28/41	186	106
[5,7]	Romania	1.750%	7/13/30	8,600	5,700
[7]	Romania	1.750%	7/13/30	1,190	789
	State of Israel	4.500%	4/3/20	3,192	2,420
	United Mexican States	4.400%	2/12/52	10,795	7,406
	United Mexican States	5.750%	10/12/10	950	725
Total Sovereign Bonds (Cost $255,063)					183,381
Taxable Municipal Bonds (9.4%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	41,731	42,378
	Bay Area Toll Authority Highway Revenue	6.793%	4/1/30	1,319	1,376
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	26,693
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	11,302
	Bay Area Toll Authority Highway Revenue	3.552%	4/1/54	8,595	5,911
	California GO	2.500%	10/1/29	4,500	3,830
	California GO	4.600%	4/1/38	31,195	28,098
	California GO	7.550%	4/1/39	7,255	8,686
	California GO	7.300%	10/1/39	37,286	43,034
	California GO	7.600%	11/1/40	56,685	68,515
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,136	1,378
	California State University College & University Revenue	2.975%	11/1/51	27,825	18,064
	California State University College & University Revenue	2.719%	11/1/52	10,925	6,315
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	9,649
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	42,170	45,476
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,360	10,094
[9]	Commonwealth Financing Authority Appropriations Revenue	5.197%	6/1/26	1,982	1,980
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	14,304
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	15,865
	Commonwealth of Massachusetts GO	2.514%	7/1/41	5,570	3,796
	Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	27,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	4,278
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	198
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	15,796
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	11,269
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	2,160	1,693
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	1,568
	Duke University College & University Revenue	5.850%	4/1/37	29,490	30,839
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	912	918
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	329	338
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	1,055	809
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	17,415
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,336
	Houston TX GO	6.290%	3/1/32	1,842	1,900
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	10,785
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,225
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	18,210
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	14,225	8,977
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	1,974
	Los Angeles CA Unified School District GO	6.758%	7/1/34	27,775	30,021
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	15,369
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	386
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	1,849	2,081
	Los Angeles Department of Water Revenue	6.008%	7/1/39	1,136	1,178
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	16,390	11,550
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	3,980
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	50,780	59,441
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	196
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	765
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	4,650	3,892
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	2,391
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	5,638
[11]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	6,570	6,986
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	44,030	28,656
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	947	1,112
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	37,862	43,271
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	18,114	18,861
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	6,843	7,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	32,580	33,760
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	2,806
	New York City Water & Sewer System Water Revenue	5.724%	6/15/42	12,711	12,883
	New York NY GO	5.590%	3/1/35	947	955
	New York NY GO	6.271%	12/1/37	550	584
	New York NY GO	5.263%	10/1/52	10,670	10,217
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	7,288	7,197
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	8,465	6,392
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	15,692
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	187
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	7,295	5,141
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	8,182
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	21,250	19,290
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	25,484
	Ohio State University College & University Revenue	4.910%	6/1/40	12,300	11,532
	Ohio State University College & University Revenue	4.800%	6/1/11	17,635	14,042
[12]	Oregon School Boards Assn. GO	4.759%	6/30/28	757	742
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	11,823
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	2,038	2,111
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	15,379
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	10,259
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	22,692
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	42,960	34,844
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	31,474	19,033
	Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	913
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	36,460	27,864
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	17,888
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,560	13,926
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	10,954
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,179
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	737	701
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	1,510
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	28,850	20,079
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	408	417
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	2,995
	University of California College & University Revenue	4.601%	5/15/31	2,141	2,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	2.147%	5/15/33	5,000	3,708
	University of California College & University Revenue	5.770%	5/15/43	473	480
	University of California College & University Revenue	3.931%	5/15/45	17,840	14,793
	University of California College & University Revenue	4.858%	5/15/12	32,223	25,091
	University of California College & University Revenue	4.767%	5/15/15	14,875	11,310
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	9,763
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	933
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	28,170	17,557
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,255	7,688
	University of Michigan College & University Revenue	3.599%	4/1/47	26,363	21,200
	University of Michigan College & University Revenue	3.504%	4/1/52	12,365	9,057
	University of Michigan College & University Revenue	3.504%	4/1/52	14,898	10,912
	University of Minnesota College & University Revenue	4.048%	4/1/52	14,000	11,293
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	5,510
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	8,199
	University of Virginia College & University Revenue	2.256%	9/1/50	15,280	8,544
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	19,397
	Washington GO	5.481%	8/1/39	852	863
[9]	Wisconsin Appropriations Revenue	5.700%	5/1/26	1,557	1,581
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	2,879
Total Taxable Municipal Bonds (Cost $1,584,041)					1,350,422
				Shares
Temporary Cash Investments (1.8%)
Money Market Fund (0.7%)
[13]	Vanguard Market Liquidity Fund	3.117%		983,871	98,367
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC (Dated 10/31/22, Repurchase Value $100,000, collateralized by Federal Farm Credit Bank 3.650%, 6/12/28, with a value of $103,000)	3.050%	11/1/22	100	100
	Barclays Capital Inc. (Dated 10/31/22, Repurchase Value $7,301,000, collateralized by U.S. Treasury Note/Bond 2.000%, 11/15/41, with a value of $7,446,000)	2.980%	11/1/22	7,300	7,300
	Citigroup Global Markets Inc. (Dated 10/31/22, Repurchase Value $48,404,000, collateralized by U.S. Treasury Bill 0.000%, 2/9/23–3/16/23, with a value of $49,368,000)	3.000%	11/1/22	48,400	48,400
	RBC Capital Markets LLC (Dated 10/31/22, Repurchase Value $59,605,000, collateralized by Fannie Mae 2.500%–4.000%, 5/1/42–8/1/59, with a value of $60,792,000)	3.000%	11/1/22	59,600	59,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 10/31/22, Repurchase Value $50,004,000, collateralized by Fannie Mae 1.500%–5.500%, 11/1/35–11/1/52, with a value of $51,000,000)		3.060%	11/1/22	50,000	50,000
					165,400
Total Temporary Cash Investments (Cost $263,749)					263,767
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S38-V1, Credit Protection Purchased, Pay 1.000% Quarterly	GSI	11/16/22	1.000%	29,855	8
Total Options Purchased (Cost $94)					8
Total Investments (98.9%) (Cost $18,282,684)					14,142,815
Other Assets and Liabilities—Net (1.1%)					158,524
Net Assets (100%)					14,301,339
Cost is in $000.
1	Securities with a value of $8,501,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $45,377,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $682,707,000, representing 4.7% of net assets.
6	Face amount denominated in British pounds.
7	Face amount denominated in euro.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions

Put Swaptions
5-Year CDX-NA-IG-S38-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/16/22	1.400%	29,855	—
Total Options Written (Premiums Received $33)					—
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	6	1,226	(2)
5-Year U.S. Treasury Note	December 2022	382	40,719	(837)
Long U.S. Treasury Bond	December 2022	1,109	133,635	(12,385)
Ultra 10-Year U.S. Treasury Note	December 2022	952	110,417	(3,106)
Ultra Long U.S. Treasury Bond	December 2022	195	24,893	(178)
				(16,508)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2022	(317)	(35,058)	840
Euro-Bund	December 2022	(99)	(13,545)	644
Euro-Buxl	December 2022	(22)	(3,136)	393
Long Gilt	December 2022	(108)	(12,649)	66
Long U.S. Treasury Bond	December 2022	(33)	(3,977)	13
Ultra Long U.S. Treasury Bond	December 2022	(372)	(47,488)	(134)
				1,822
				(14,686)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	11/2/22	AUD	222	USD	143	—	(1)
State Street Bank & Trust Co.	11/2/22	EUR	2,004	USD	1,954	27	—
Bank of America, N.A.	11/2/22	EUR	1,699	USD	1,670	9	—
Bank of Montreal	11/2/22	EUR	582	USD	584	—	(9)
Credit Agricole CIB	11/2/22	EUR	420	USD	408	8	—
Standard Chartered Bank	11/2/22	EUR	217	USD	211	4	—
JPMorgan Chase Bank, N.A.	11/2/22	EUR	147	USD	145	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	11/2/22	GBP	779	USD	883	10	—
Standard Chartered Bank	12/13/22	GBP	466	USD	540	—	(5)
Standard Chartered Bank	11/2/22	GBP	347	USD	386	12	—
Morgan Stanley Capital Services Inc.	11/2/22	GBP	210	USD	228	13	—
HSBC Bank plc	11/2/22	GBP	209	USD	225	14	—
Royal Bank of Canada	11/2/22	GBP	196	USD	210	15	—
UBS AG	11/2/22	GBP	183	USD	206	3	—
Bank of America, N.A.	11/2/22	GBP	137	USD	150	7	—
Bank of America, N.A.	12/13/22	GBP	98	USD	114	—	(1)
Royal Bank of Canada	11/2/22	JPY	447	USD	3	—	—
Morgan Stanley Capital Services Inc.	11/3/22	MXN	4	USD	—	—	—
Credit Agricole CIB	11/2/22	USD	150	AUD	222	8	—
Morgan Stanley Capital Services Inc.	12/13/22	USD	143	AUD	222	1	—
State Street Bank & Trust Co.	11/2/22	USD	22,373	EUR	22,338	295	—
State Street Bank & Trust Co.	12/13/22	USD	19,493	EUR	19,542	112	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	935	EUR	937	9	—
State Street Bank & Trust Co.	11/2/22	USD	654	EUR	664	—	(1)
Standard Chartered Bank	12/13/22	USD	312	EUR	313	2	—
Bank of America, N.A.	12/13/22	USD	258	EUR	261	—	—
Credit Agricole CIB	12/14/22	USD	175	EUR	175	1	—
BNP Paribas	11/2/22	USD	146	EUR	148	—	—
Bank of America, N.A.	11/2/22	USD	102	EUR	103	—	—
State Street Bank & Trust Co.	12/14/22	USD	96	EUR	96	1	—
UBS AG	11/2/22	USD	93	EUR	95	—	(1)
State Street Bank & Trust Co.	12/13/22	USD	12,658	GBP	10,975	56	—
State Street Bank & Trust Co.	11/2/22	USD	8,858	GBP	7,687	42	—
State Street Bank & Trust Co.	11/2/22	USD	4,442	GBP	3,942	—	(78)
HSBC Bank plc	11/2/22	USD	961	GBP	843	—	(6)
Bank of America, N.A.	12/13/22	USD	296	GBP	257	3	—
State Street Bank & Trust Co.	12/13/22	USD	289	GBP	255	—	(4)
UBS AG	11/2/22	USD	242	GBP	218	—	(8)
Morgan Stanley Capital Services Inc.	11/2/22	USD	222	GBP	201	—	(9)
Standard Chartered Bank	11/2/22	USD	107	GBP	93	—	—
UBS AG	12/13/22	USD	64	GBP	56	—	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	3	JPY	447	—	—
Royal Bank of Canada	12/13/22	USD	3	JPY	447	—	—
State Street Bank & Trust Co.	11/3/22	USD	—	MXN	4	—	—
Morgan Stanley Capital Services Inc.	12/13/22	USD	—	MXN	4	—	—
						652	(123)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S39-V1	12/21/27	USD	10,615	1.000	8,136	11,150

Credit Protection Purchased
CDX-NA-HY-S37-V2	12/22/26	USD	1,139	(5.000)	(30)	78
CDX-NA-IG-S39-V1	12/21/27	USD	1,407,140	(1.000)	(88)	(66)
					(118)	12
					8,018	11,162
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	12/21/27	JPMC	7,865	1.000	(76)	(118)	42	—
People's Republic of China/A1	12/21/27	JPMC	5,315	1.000	(52)	(75)	23	—
People's Republic of China/A1	12/21/27	MSCS	2,832	1.000	(27)	(46)	19	—
Republic of Chile/A2	12/21/27	BARC	23,210	1.000	(514)	(720)	206	—
Republic of Chile/A2	12/21/27	MSCS	5,435	1.000	(121)	(121)	—	—
					(790)	(1,080)	290	—
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open interest rate swap contracts at October 31, 2022.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	970,122	—	970,122
Asset-Backed/Commercial Mortgage-Backed Securities	—	37,093	—	37,093
Corporate Bonds	—	11,337,162	—	11,337,162
Floating Rate Loan Interests	—	860	—	860
Sovereign Bonds	—	183,381	—	183,381
Taxable Municipal Bonds	—	1,350,422	—	1,350,422
Temporary Cash Investments	98,367	165,400	—	263,767
Options Purchased	—	8	—	8
Total	98,367	14,044,448	—	14,142,815
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,956	—	—	1,956
Forward Currency Contracts	—	652	—	652
Swap Contracts	11,228[1]	290	—	11,518
Total	13,184	942	—	14,126
Liabilities
Options Written	—	—	—	—
Futures Contracts[1]	16,642	—	—	16,642
Forward Currency Contracts	—	123	—	123
Swap Contracts	66[1]	—	—	66
Total	16,708	123	—	16,831
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.